COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

CLASS A (CPXAX) AND C (CPXCX) SHARES

Supplement Dated March 23, 2011 to

Prospectus Dated May 1, 2010 (as supplemented June 25, 2010 and February 25, 2011)

and

Summary Prospectus Dated May 1, 2010 (as supplemented February 25, 2011)

(the “Fund”)

The Board of Directors of the Fund has approved a new fee waiver/expense reimbursement agreement, effective May 1, 2011 through April 30, 2012, whereby Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”), will contractually agree to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain total annual Fund operating expenses at 1.10% for Class A shares and 1.75% for Class C shares. Once effective, this contractual agreement can only be amended or terminated prior to its expiration date by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.

PLEASE RETAIN A COPY OF THIS SUPPLEMENT FOR YOUR RECORDS

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

CLASS I (CPXIX) SHARES

Supplement Dated March 23, 2011 to

Prospectus Dated May 1, 2010 (as supplemented June 25, 2010 and February 25, 2011)

and

Summary Prospectus Dated May 1, 2010 (as supplemented February 25, 2011)

(the “Fund”)

The Board of Directors of the Fund approved, effective May 1, 2011 a decrease in the Fund’s Class I shares investment minimum to $100,000 from $1 million.

The Board of Directors of the Fund also approved a new fee waiver/expense reimbursement agreement, effective May 1, 2011 through April 30, 2012, whereby Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”), will contractually agree to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain total annual Fund operating expenses at 0.75% for Class I shares. Once effective, this contractual agreement can only be amended or terminated prior to its expiration date by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the Advisor.

PLEASE RETAIN A COPY OF THIS SUPPLEMENT FOR YOUR RECORDS